Earnings per share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings per share [abstract]
Earnings per share (Tables), Earnings per share [Text Block]

Philips Group

Earnings per share

in millions of EUR unless otherwise stated1)

2017 - 2019

	2017		2018		2019
Income from continuing operations		1,028		1,310		1,192
Income (loss) attributable to non-controlling interest, from continuing operations		11		7		5
Income from continuing operations attributable to shareholders		1,017		1,303		1,186
Income from Discontinued operations		843		(213)		(19)
Income (loss) attributable to non-controlling interest, from Discontinued operations		203
Income from Discontinued operations attributable to shareholders		639		(213)		(19)

Net income attributable to shareholders		1,657		1,090		1,167

Weighted average number of common shares outstanding (after deduction of treasury shares) during the year		928,797,650		922,987,190		902,981,911
Plus incremental shares from assumed conversions of:
Options	3,161,267		2,007,703		1,288,001
Performance shares	10,757,785		8,632,652		5,896,049
Restricted share rights	2,008,162		2,223,382		2,524,606
Forward contracts	407,193
Dilutive potential common shares		16,334,406		12,863,738		9,708,656
Diluted weighted average number of shares (after deduction of treasury shares) during the year		945,132,056		935,850,928		912,690,567

Basic earnings per common share in EUR
Income from continuing operations attributable to shareholders		1.10		1.41		1.31
Income from Discontinued operations attributable to shareholders		0.69		(0.23)		(0.02)
Net income attributable to shareholders		1.78		1.18		1.29

Diluted earnings per common share in EUR2)
Income from continuing operations attributable to shareholders		1.08		1.39		1.30
Income from Discontinued operations attributable to shareholders		0.68		(0.23)		(0.02)
Net income attributable to shareholders		1.75		1.16		1.28

Dividend distributed per common share in euros		0.80		0.80		0.85
1)Shareholders in this table refers to shareholders of Koninklijke Philips N.V.
2)The dilutive potential common shares are not taken into account in the periods for which there is a loss, as the effect would be antidilutive